Filed pursuant to Rule 497(e)

Registration No. 333-271700

THEMES ETF TRUST

Leverage Shares 2X Long NXPI Daily ETF

Supplement dated May 27, 2026, to the Fund’s

Prospectus and Statement of Additional Information, dated May 11, 2026 and the Summary Prospectus dated May 26, 2026

References to the ticker symbol of the Leverage Shares 2X Long NXPI Daily ETF (the “Fund”) are hereby changed from NPXG to NXPG. Shareholders do not need to take any action in connection with this update.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE